TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life Growth Equity Fund

SUPPLEMENT NO. 1

dated June 2, 2021, to the Summary Prospectus dated May 1, 2021

SUPPLEMENT NO. 1

dated June 2, 2021, to the Statutory Prospectus dated May 1, 2021

Effective June 11, 2021 (the “effective date”), the portfolio management team of the TIAA-CREF Life Growth Equity Fund (the “Fund”) will change. Karen Hiatt will become a new member of the Fund’s portfolio management team. Accordingly, as of the effective date, the following replaces in its entirety the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 6 of the Summary Prospectus and page 10 of the Statutory Prospectus for the Fund:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Terrence Kontos, CFA	Karen Hiatt
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2021

As of the effective date, the following is added to the entry for the Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 113 of the TIAA-CREF Life Funds Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
GROWTH EQUITY FUND
Karen Hiatt
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2021 to Present (portfolio management of domestic large-cap growth portfolios); Allianz—1998 to 2021 (portfolio management of domestic large-cap growth portfolios and head of global technology team)	2021	1994	2021

A41062 (6/21)

TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 1

dated June 2, 2021, to the Statement of Additional Information (“SAI”) dated May 1, 2021

Effective June 11, 2021 (the “effective date”), the portfolio management team of the TIAA-CREF Life Growth Equity Fund (the “Fund”) will change.

Karen Hiatt will become a new member of the Fund’s portfolio management team. Accordingly, as of the effective date, the following is added for the Fund in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 49 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund
Growth Equity Fund
Karen Hiatt*	2	0	0	$44,721	$0	$0	$0

*	This information is as of April 30, 2021 and includes information as of that date on other accounts that Ms. Hiatt will manage effective June 11, 2021.

A41060 (6/21)